Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net income	$ 98,177	$ 108,743	$ 110,274
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	35,625	34,638	33,499
Provision for uncollectible accounts receivable	17,306	16,319	14,247
Stock option expense	10,485	8,330	5,445
Loss on sale of transportation equipment (Note 21)	5,266
Noncash portion of long-term incentive compensation	3,774	1,301	6,644
Provision/(benefit) for deferred income taxes (Note 11)	2,407	(6,707)	6,325
Amortization of restricted stock awards	1,231	1,855	2,107
Noncash directors' compensation	766	541	540
Amortization of debt issuance costs	516	519	523
Noncash early retirement expense (Note 21)		1,747
Changes in operating assets and liabilities, excluding amounts acquire in business combinations:
Decrease/(increase) in accounts receivable	1,072	(42,142)	4,132
Decrease/(increase) in inventories	421	559	(142)
Increase in prepaid expenses	(2,987)	(253)	(1,290)
Increase in accounts payable and other current liabilities	12,890	891	476
(Decrease)/increase in income taxes	(26,104)	13,886	344
Increase in other assets	(8,330)	(5,224)	(47)
Increase in other liabilities	8,561	7,105	1,320
Excess tax benefit on stock-based compensation		(7,195)	(14,042)
Other sources	1,419	480	1,145
Net cash provided by operating activities	162,495	135,393	171,500
Cash Flows from Investing Activities
Capital expenditures	(64,300)	(39,772)	(44,135)
Business combinations, net of cash acquired (Note 7)	(4,725)		(6,614)
Other sources/(uses)	1,417	(90)	432
Net cash used by investing activities	(67,608)	(39,862)	(50,317)
Cash Flows from Financing Activities
Proceeds from revolving line of credit	261,650	184,550	103,200
Payments on revolving line of credit	(260,450)	(159,550)	(153,200)
Purchases of treasury stock	(94,640)	(102,313)	(59,323)
Proceeds from exercise of stock options (Note 4)	27,092	8,421	15,424
Dividends paid	(17,371)	(16,439)	(15,605)
Capital stock surrendered to pay taxes on stock-based compensation	(14,223)	(8,772)	(15,734)
Payments on other long-term debt	(8,750)	(7,500)	(6,250)
Change in cash overdrafts payable	6,700	(736)	(1,177)
Excess tax benefit on stock-based compensation		7,195	14,042
Other sources/(uses)	916	196	(1,965)
Net cash used by financing activities	(99,076)	(94,948)	(120,588)
Increase/(decrease) in Cash and Cash Equivalents	(4,189)	583	595
Cash and cash equivalents at beginning of year	15,310	14,727	14,132
Cash and cash equivalents at end of year	$ 11,121	$ 15,310	$ 14,727